                         THE FIXED AND VARIABLE ANNUITY

                                    issued by

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                       and

                       METLIFE INVESTORS INSURANCE COMPANY

This prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors Insurance Company (MetLife Investors, we or us). Currently, the contract is not available for new sales. However, you can continue to make additional purchase payments to your contract.

The annuity contract has many investment choices - a fixed account which offers an interest rate which is guaranteed by MetLife Investors, and the available investment portfolios. You can put your money in the fixed account and/or any of these investment portfolios (except as noted).

CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (Series 1):

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Premier Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (Class A):

   AllianceBernstein Premier Growth Portfolio (formerly Premier Growth
     Portfolio)
   AllianceBernstein Real Estate Investment Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS (Initial Class):

   VIP Contrafund Portfolio
   VIP Equity-Income Portfolio
   VIP Growth & Income Portfolio
   VIP Growth Opportunities Portfolio
   VIP Growth Portfolio

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (Class IA):

   Equity Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 1):

   Franklin Small Cap Fund
   Mutual Shares Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (Class A or Class B(as noted)):

   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett America's Value Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio
   Met/Putnam Capital Opportunities Portfolio (formerly J.P. Morgan Small Cap
     Stock Portfolio)

METROPOLITAN SERIES FUND, INC. (Class A or Class B(as noted)):

   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio
   MFS(R) Total Return Portfolio
   Putnam International Stock Portfolio (Class B)
   Met/Putnam Voyager Fund (Class B)
   State Street Research Money Market Portfolio

MFS(R) VARIABLE INSURANCE TRUST (Initial Class):

  MFS(R) Bond Series
  MFS(R) Emerging Growth Series
  MFS(R) High Income Series
  MFS(R) Investors Trust Series
  MFS(R) Research Series
  MFS(R) Strategic Income Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Fund/VA (formerly Oppenheimer Main Street Growth
     & Income Fund/VA)
   Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST (Class IB):

   Putnam VT Equity Income Fund
   Putnam VT Growth and Income Fund

SCUDDER VARIABLE SERIES II:

   SVS Dreman High Return Equity Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Fixed and Variable Annuity Contract.

To learn more about the MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 343-8486 or write us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901

The contracts:

o        are not bank deposits
o        are not FDIC insured
o        are not insured by any federal government agency
o        are not guaranteed by any bank or credit union
o        may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2003

                                TABLE OF CONTENTS

                                                                          PAGE
INDEX OF SPECIAL TERMS

SUMMARY

FEE TABLE

EXAMPLES

THE ANNUITY CONTRACT

ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

ANNUITY PAYMENTS

ANNUITY OPTIONS

PURCHASE
Purchase Payments
Allocation of Purchase Payments
Accumulation Units

INVESTMENT OPTIONS
AIM Variable Insurance Funds
AllianceBernstein Variable Products, Inc.
Fidelity Variable Insurance Products Fund
First American Insurance Portfolios, Inc.
Franklin Templeton Variable Insurance Products Trust
Met Investors Series Trust
Metropolitan Series Fund, Inc.
MFS(R) Variable Insurance Trust
Oppenheimer Variable Account Funds
Putnam Variable Trust
Scudder Variable Series II
Transfers
Dollar Cost Averaging Program
Automatic Rebalancing Program
Approved Asset Allocation Programs
Voting Rights
Substitution

EXPENSES
Insurance Charges
Contract Maintenance Charge
Withdrawal Charge
Reduction or Elimination of the Withdrawal Charge
Premium Taxes
Transfer Fee
Income Taxes
Investment Portfolio Expenses

ACCESS TO YOUR MONEY

Systematic Withdrawal Program
Suspension of Payments or Transfers

PERFORMANCE

DEATH BENEFIT
Upon Your Death
Spousal Continuation
Death of Annuitant
Controlled Payout

FEDERAL INCOME TAX STATUS
Taxation of Non-Qualified Contracts
Taxation of Qualified Contracts
Foreign Tax Credits.
Possible Tax Law Changes

OTHER INFORMATION
MetLife Investors
The Separate Account
Distributor
Ownership
Beneficiary
Assignment
Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Participating Investment Portfolios

                             INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Accumulation Phase.......................................................
Accumulation Unit........................................................
Annuitant................................................................
Annuity Date.............................................................
Annuity Options..........................................................
Annuity Payments.........................................................
Annuity Unit.............................................................
Beneficiary..............................................................
Fixed Account............................................................
Income Phase.............................................................
Investment Portfolios....................................................
Joint Owner..............................................................
Non-Qualified............................................................
Owner....................................................................
Purchase Payment.........................................................
Qualified................................................................
Tax Deferral.............................................................

SUMMARY

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE ANNUITY CONTRACT. The fixed and variable annuity contract offered by MetLife Investors is a contract between you, the owner, and MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money. Appendix B contains a list of the portfolios available with your contract.

The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife Investors. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife Investors.

You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

ANNUITY PAYMENTS (THE INCOME PHASE). If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

PURCHASE. Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax- deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short- term investment or if you cannot take the risk of getting back less money than you put in.

INVESTMENT OPTIONS. You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of the portfolios. Certain portfolios may not be available with your contract. Appendix B -
Part 2 contains a list of the portfolios available with your contract.

EXPENSES. The contract has insurance features and investment features, and there are costs related to each.

* Each year MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

* MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

* If you take your money out, MetLife Investors may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment.

* When you begin receiving regular income payments from your annuity, MetLife Investors will assess a state premium tax charge which ranges from 0%-4%, depending upon the state.

* The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

* There are also investment charges which range from 0.43% to 1.86% of the average daily value of the investment portfolio (before reimbursement or waiver), depending upon the investment portfolio.

TAXES. Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

ACCESS TO YOUR MONEY. You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

OTHER INFORMATION.

     No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

     Additional Features. This contract has additional features you might be interested in. These include:

     You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

     You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

     You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

     Under certain circumstances, MetLife Investors will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.
These features are not available in all states and may not be suitable for your particular situation.

INQUIRIES.  If you need more information, please contact us at:

                     MetLife Investors Distribution Company
                     P.O. Box 10366
                     Des Moines, IA 50306-0366
                     800-343-8496

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES TABLE

WITHDRAWAL CHARGE (Note 1)
   (as a percentage of purchase payments    5%

TRANSFER FEE (Note 2)                       $0  (First 12 per year)
                                            Thereafter $25 or 2% of transfer,
                                            whichever is less

Note 1. The withdrawal charge is 5% of the purchase payment. After we have the purchase payment for 5 years there is on charge for withdrawal of that purchase payment. See "Expenses - Withdrawal Charge" for 10% free withdrawal amount.

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is the less of $25 of 2% of the transfer. MetLife Investors will not charge you for the transfer fee even if there are more than 12 transfers in a year if the transfer is for dollar cost averaging, automatic rebalancing or approved asset allocation programs.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

PERIODIC FEES AND EXPENSES TABLE

ACCOUNT FEE (Note 1)                        $30

SEPARATE ACCOUNT ANNUAL EXPENSES (referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)

  Mortality and Expense Charge              1.25%
  Administration Expense Charge             0.15%
  Total Separate Account Product Charges    1.40%

Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

Total Annual Investment
Portfolio Operating Expenses                      Minimum             Maximum
(expenses that are deducted from                  -------             -------
Investment Portfolio assets, including             0.43%               1.86%
management fees, 12b-1/Service fees, and other expenses)

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                   ALLIANCE-            Alliance-
                                                                   BERNSTEIN  Alliance- Bernstein
                     AIM       AIM V.I.     AIM V.I.      AIM V.I. VARIABLE   Bernstein Real         FIDELITY  VIP       VIP
                     VARIABLE  Capital      International Premier  PRODUCTS   Premier   Estate       VARIABLE  Contra-   Equity-
                     INSURANCE Appreciation Growth        Equity   SERIES     Growth    Investment   INSURANCE Fund      Income
                     FUNDS     Fund         Fund          Fund     FUND, INC. Portfolio Portfolio(2) PRODUCTS  Portfolio Portfolio
                     --------- ------------ ------------- -------- ---------- --------- ------------ --------- --------- ---------
Management Fees                   0.61%         0.74%       0.61%                1.00%      0.90%                 0.58%     0.48%

12b-1/Service Fees                0.00%         0.00%       0.00%                0.00%      0.00%                 0.00%     0.00%

Other Expenses                    0.24%         0.35%       0.24%                0.05%      0.39%                 0.10%     0.09%

Total Annual                      0.85%         1.09%       0.85%                1.05%      1.29%                 0.68%     0.57%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense                                                                                               0.64%     0.56%
Voluntary                                                                                                           x         x
Contractual
Termination of
  Contract

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of investment portfolios have reimbursed and /or waived expenses of investment portfolios; or
(b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended Dec ember 31, 2002.

NOTE 2. The AllianceBernstein Variable Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to 1.06% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. This portfolio has not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                              FRANKLIN
                                                        FIRST                 TEMPLETON                      Templeton
                                VIP       VIP           AMERICAN              VARIABLE            Mutual     Developing Templeton
                     VIP        Growth &  Growth        INSURANCE   Equity    INSURANCE Franklin  Shares     Markets    Foreign
                     Growth     Income    Opportunities PORTFOLIOS, Income    PRODUCTS  Small Cap Securities Securities Securities
                     Portfolio  Portfolio Portfolio     INC.        Portfolio TRUST     Fund      Fund       Fund       Fund
                     ---------- --------- ------------- ----------- --------- --------- --------- ---------- ---------- ---------
Management Fees         0.58%     0.48%      0.58%                    0.65%               0.53%      0.60%      1.25%     0.70%

12b-1/Service Fees      0.00%     0.00%      0.00%                    0.00%               0.00%      0.00%      0.00%     0.00%

Other Expenses          0.09%     0.11%      0.12%                    0.56%               0.31%      0.21%      0.33%     0.20%

Total Annual            0.67%     0.59%      0.70%                    1.21%               0.84%      0.81%      1.58%     0.90%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense     0.66%     0.58%      0.66%                    0.85%               0.79%      0.80%                0.88%
Voluntary                 x         x          x                                            x          x                    x
Contractual                                                             x
Termination of                                                      12/31/02
  Contract

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of investment portfolios have reimbursed and /or waived expenses of investment portfolios; or
(b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended Dec ember 31, 2002.

NOTE 2. The AllianceBernstein Variable Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to 1.06% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. This portfolio has not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                          J.P.      J.P.      Lord         Lord      Lord       Lord          Lord
                     Templeton  MET       Morgan    Morgan    Abbett       Abbett    Abbett     Abbett        Abbett    Met/Putnam
                     Growth     INVESTORS Quality   Select    America's    Bond      Growth and Growth        Mid-Cap   Capital
                     Securities SERIES    Bond      Equity    Value        Debenture Income     Opportunities Value    Opportunities
                     Fund       TRUST     Portfolio Portfolio Portfolio(3) Portfolio Portfolio  Portfolio     Portfolio Portfolio
                     ---------- --------- --------- --------- ------------ --------- ---------- ------------- --------- ---------
Management Fees         0.81%                0.53%    0.62%       0.65%      0.60%      0.58%       0.70%        0.70%    0.85%

12b-1/Service Fees      0.00%                0.00%    0.00%       0.25%      0.00%      0.00%       0.00%        0.00%    0.00%

Other Expenses          0.06%                0.18%    0.17%       0.78%      0.17%      0.09%       0.99%        0.20%    0.35%

Total Annual            0.87%                0.71%    0.79%       1.68%      0.77%      0.67%       1.69%        0.90%    1.20%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense                          0.70%                1.05%      0.75%                  0.90%
Voluntary
Contractual                                    x                    x          x                      x
Termination of                             4/30/04               4/30/04    4/30/04                4/30/04
  Contract

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of investment portfolios have reimbursed and /or waived expenses of investment portfolios; or
(b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended Dec ember 31, 2002.

NOTE 2. The AllianceBernstein Variable Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to 1.06% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. This portfolio has not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                          State
                                                                                                          Street
                     MFS(R)                      Capital     Davis     MFS(R)    Putnam                   Research
                     Research       METROPOLITAN Guardian    Venture   Total     International Met/Putnam Money
                     International  SERIES       U.S. Equity Value     Return    Stock         Voyager    Market
                     Portfolio      FUND, INC.   Portfolio   Portfolio Portfolio Portfolio     Portfolio  Portfolio
                     -------------  ------------ ----------- --------- --------- ------------- ---------- ---------
Management Fees         0.80%                      0.68%       0.75%     0.50%       0.90%        0.80%     0.35%

12b-1/Service Fees      0.00%                      0.00%       0.00%     0.00%       0.25%        0.25%     0.00%

Other Expenses          1.06%                      0.06%       0.05%     0.16%       0.22%        0.27%     0.08%

Total Annual            1.86%                      0.74%       0.80%     0.66%       1.37%        1.32%     0.43%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense     1.10%                      0.60%       0.78%                              1.00%
Voluntary
Contractual               x                          x           x                                  x
Termination of         4/30/04                    4/30/04     4/30/04                            4/30/04
  Contract

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of investment portfolios have reimbursed and /or waived expenses of investment portfolios; or
(b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended Dec ember 31, 2002.

NOTE 2. The AllianceBernstein Variable Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to 1.06% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. This portfolio has not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                    MFS(R)           MFS(R)   MFS(R) MFS(R)             MFS(R)    OPPENHEIMER             Oppenheimer  Oppenheimer
                    VARIABLE  MFS(R) Emerging High   Investors MFS(R)   Strategic VARIABLE    Oppenheimer Capital      High
                    INSURANCE Bond   Growth   Income Trust     Research Income    ACCOUNT     Bond        Appreciation Income
                    TRUST     Series Series   Series Series    Series   Series    FUNDS       Fund/VA     Fund/VA      Fund/VA
                    --------- ------ -------- ------ --------- -------- --------- ----------- ----------- ------------ -----------
Management Fees                 0.60%  0.75%   0.75%   0.75%     0.75%    0.75%                  0.71%        0.65%       0.74%

12b-1/Service Fees              0.00%  0.00%   0.00%   0.00%     0.00%    0.00%                  0.00%        0.00%       0.00%

Other Expenses                  0.32%  0.11%   0.15%   0.13%     0.12%    0.35%                  0.02%        0.01%       0.03%

Total Annual                    0.92%  0.86%   0.90%   0.88%     0.87%    1.10%                  0.73%        0.66%       0.77%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense             0.75%                                     0.90%
Voluntary
Contractual                       x                                         x
Termination of                 5/1/04                                    5/1/04
  Contract

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of investment portfolios have reimbursed and /or waived expenses of investment portfolios; or
(b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2002.

NOTE 2. The AllianceBernstein Variable Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to 1.06% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. This portfolio has not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                  SVS
                                                     Putnam                       Dreman
                    Oppenheimer Oppenheimer          VT      Putnam VT            High
                    Main        Strategic   PUTNAM   Equity  Growth and SCUDDER   Return
                    Street      Bond        VARIABLE Income  Income     VARIABLE  Equity
                    Fund/VA     Fund/VA     TRUST    Fund(3) Fund       SERIES II Portfolio
                    ----------- ----------- -------- ------- ---------- --------- ---------
Management Fees        0.68%       0.74%              0.65%     0.48%               0.73%

12b-1/Service Fees     0.00%       0.00%              0.25%     0.25%               0.00%

Other Expenses         0.01%       0.05%              0.67%     0.04%               0.06%

Total Annual           0.69%       0.79%              1.57%     0.77%               0.79%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense                0.78%
Voluntary                            x
Contractual
Termination of
  Contract

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of investment portfolios have reimbursed and /or waived expenses of investment portfolios; or
(b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended Dec ember 31, 2002.

NOTE 2. The AllianceBernstein Variable Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to 1.06% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. This portfolio has not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         Time             Time          Time           Time
        1 Year           3 Year        5 Year         10 Year
      (a) 838.56     (a) 1,481.30   (a) 2,195.42   (a) 3,628.60
      (b) 695.87     (b) 1,055.36   (b) 1,489.74   (b) 2,244.68

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         Time             Time          Time           Time
        1 Year           3 Year        5 Year         10 Year
      (a) 338.56     (a) 1,031.30   (a) 1,745.42   (a) 3,628.60
      (b) 195.87     (b) 605.36     (b) 1,039.74   (b) 2,244.68

THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors. Currently, MetLife Investors is not offering this contract for new sales. However, you may continue to make additional purchase payments to your contract.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments. Annuity payments must begin on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, on the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by MetLife Investors. MetLife Investors guarantees that the interest rate credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. If you select the fixed account, your money will be placed with the other general assets of MetLife Investors, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife Investors in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information.

ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

* fixed account,

* the investment  portfolio(s) or

* a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment, except in New Jersey ($2,000 if the contract is issued in Massachusetts or Texas). In that case, MetLife Investors may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), MetLife Investors has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to MetLife Investors. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. If the Annuitant dies after the first payment and before the second payment, then we will make only one payment.

OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the contract value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. See "Federal Income Tax Status." We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the contract value in accordance with the minimum required distribution rules set forth in applicable tax law (See "Federal Income Tax Status.") You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

PURCHASE

PURCHASE PAYMENTS

A purchase payment is the money you give us to invest in the contract. The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more during the accumulation phase. MetLife Investors reserves the right to reject any purchase payment (except in New Jersey).

ALLOCATION OF PURCHASE PAYMENTS

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the J.P. Morgan Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the J.P. Morgan Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the J.P. Morgan Quality Bond Portfolio.

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B -
PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. You can obtain copies of the fund prospectuses by calling or writing to us at: MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa, 50306-0366, (800) 343-8496. Appendix B contains a summary of investment objectives and strategies for each investment portfolio.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate MetLife Investors and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. We (or our affiliates) may also be compensated with 12b-1 fees from investment portfolios. This compensation is based on assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.

AIM VARIABLE INSURANCE FUNDS (Series 1)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series 1 portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Premier Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (Class A)

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class A portfolios are available under the contract:

   AllianceBernstein Premier Growth Portfolio (formerly Premier Growth
     Portfolio)
   AllianceBernstein Real Estate Investment Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Initial Class portfolios are

   VIP Contrafund Portfolio
   VIP Equity-Income Portfolio
   VIP Growth & Income Portfolio
   VIP Growth Opportunities Portfolio
   VIP Growth Portfolio

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (Class IA)

First American Insurance Portfolios, Inc. is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc., serves as the investment adviser for twelve of its portfolios including the Equity Income Portfolio. The following Class IA portfolio is available under the contract:

   Equity Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 1 portfolios are available under the contract:

   Franklin Small Cap Fund
   Mutual Shares Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (Class A or Class B (as noted))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A or Class B (as noted) portfolios are available under the contract:

   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett America's Value Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio
   Met/Putnam Capital Opportunities Portfolio (formerly J.P. Morgan Small Cap
     Stock Portfolio)

METROPOLITAN SERIES FUND, INC. (Class A or Class B (as noted))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class A or Class B (as noted) portfolios are available under the contract:

   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio
   MFS(R) Total Return Portfolio
   Putnam International Stock Portfolio (Class B)
   Met/Putnam Voyager Fund (Class B)
   State Street Research Money Market Portfolio

MFS(R) VARIABLE INSURANCE TRUST (Initial Class)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

                  MFS(R) Bond Series
                  MFS(R) Emerging Growth Series
                  MFS(R) High Income Series
                  MFS(R) Investors Trust Series
                  MFS(R) Research Series
                  MFS(R) Strategic Income Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Fund/VA (formerly Oppenheimer Main Street Growth
      & Income Fund/VA)
   Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST (Class IB)
--------------------------------

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

   Putnam VT Equity Income Fund
   Putnam VT Growth and Income Fund

SCUDDER VARIABLE SERIES II

Scudder Variable Series II is a mutual fund with multiple portfolios. Deutsche Investment Management Americas Inc. is the investment adviser for the SVS Dreman High Return Equity Portfolio. Dreman Value Management, L.L.C. is the subadvisor for the SVS Dreman High Return Equity Portfolio. The following portfolio is available under the contract:

   SVS Dreman High Return Equity Portfolio

TRANSFERS

You can transfer money among the fixed account and the investment portfolios.

MetLife Investors has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable state laws and regulations.

TELEPHONE TRANSFERS. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife Investors is instructed otherwise, MetLife Investors will accept instructions from either you or the other owner. MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife Investors may tape record telephone instructions.

TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

     1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

     2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

     3. Your request for transfer must clearly state how much the transfer is for.

     4. You cannot make any transfers within 7 calendar days of the annuity date.

TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s) you select. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, MetLife Investors does not charge for participating in the Dollar Cost Averaging Program. MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you buy the contract.

MetLife Investors reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, MetLife Investors does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife Investors will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.

APPROVED ASSET ALLOCATION PROGRAMS

MetLife Investors recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with MetLife Investors' administrative rules regarding such programs.

MetLife Investors has made no independent investigation of these programs. MetLife Investors has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, MetLife Investors does not charge for participating in an approved asset allocation program.

You should note that the contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolios. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the Separate Account investment portfolios invest. If we determine that your transfer patterns among the investment portfolios are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

VOTING RIGHTS

MetLife Investors is the legal owner of the investment portfolio shares. However, MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.

SUBSTITUTION

We may be required to substitute one or more of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day, MetLife Investors makes a deduction for its insurance charges. MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

* the mortality and expense risk premium, and

* the administrative expense charge.

MORTALITY AND EXPENSE RISK PREMIUM. This charge is equivalent, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife Investors will bear the loss. MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to 0.15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife Investors will bear the loss.

CONTRACT MAINTENANCE CHARGE

During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife Investors deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife Investors will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL CHARGE

During the accumulation phase, you can make withdrawals from your contract. MetLife Investors keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal (in New Jersey, on the day MetLife Investors processes the withdrawal) the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After MetLife Investors has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

     *    10% of purchase payments free.

     * Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

     *    Earnings in the contract free.

     * Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

General:

MetLife Investors may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.

Nursing Home Waiver:

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife Investors will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract (confinement must begin after the first contract anniversary) if you want to take advantage of this provision. This is called the Nursing Home Waiver. This provision is not available in all states.

PREMIUM TAXES AND OTHER TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife Investors is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife Investors' current practice to not charge anyone for these taxes until annuity payments begin. MetLife Investors may, some time in the future, discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

We also reserve the right to deduct from purchase payments, contract values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less. Now just $25 for each transfer or still 2%...

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.

ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when MetLife Investors receives a written request for a withdrawal:

*    less any applicable withdrawal charge,

*    less any premium tax, and

*    less any contract maintenance charge.

Unless you instruct MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500. MetLife Investors requires that after a withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

When you make a withdrawal, the amount of the death benefit may be reduced. See "Death Benefits."

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Federal Income Tax Status" and the discussion in the Statement of Additional Information.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife Investors does not have any charge for this program, but reserves the right to charge in the future. While the Systematic Withdrawal Program is in effect, you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. (See "Federal Income Tax Status.")

SUSPENSION OF PAYMENTS OR TRANSFERS

MetLife Investors may be required to suspend or postpone payments for withdrawals or transfers for any period when:

* the New York Stock Exchange is closed (other than customary weekend and holiday closings);

*      trading on the New York Stock Exchange is restricted;

* an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or MetLife Investors cannot reasonably value the shares of the investment portfolios; or

* during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

PERFORMANCE

MetLife Investors periodically advertises performance of the various investment portfolios. MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge and withdrawal charges.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

MetLife Investors may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The Statement of Additional Information contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.

DEATH BENEFIT

UPON YOUR DEATH

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

Beginning May 1, 1999, at the time you buy the contract, you can select Death Benefit Option B or E. If you do not choose an option on the forms provided by MetLife Investors, Option E will be your death benefit. If, at the time you buy the contract, the endorsement for Death Benefit Option E is not approved in your state, you can select Death Benefit Option A or B. If you do not choose an option on the forms provided by MetLife Investors, Option A will be your death benefit.

If you bought your contract before May 1, 1998, you were given the opportunity to choose Death Benefit Option B or C on your next contract anniversary after May 1, 1998 (or during a 60 day period after both options were approved in your state). If you did not make an election during such time period, your death benefit was automatically enhanced to Death Benefit Option B. If on May 1, 1998, you or your joint owner were 80 or older, you were unaffected by the changes in the death benefits and Option D continues to be your death benefit.

From May 1, 1998, to April 30, 1999, at the time you bought the contract, you were given the opportunity to select Death Benefit Option A or B. If you did not choose an option on the forms provided by MetLife Investors, Option A is your death benefit.

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT OPTION A:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or
     3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

      Example:
      Assumed facts for example:
      $10,000 current GACV
      $ 8,000 contract value
      $ 2,100 partial withdrawal ($ 2,000 withdrawal + $100 withdrawal charge)

      New GACV = $10,000 - [($2,100/$8,000) X $10,000] which results in the current GACV of $10,000 being reduced by $2,625

      The new GACV is $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest adjusted contract value (GACV) (as explained below).
The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

DEATH BENEFIT OPTION B:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until the date of death; or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest of the values of your contract resulting from taking the contract value on any five (5) year contract anniversary prior to your, or your joint owner's death; plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments made on or before your, or your joint owner's, 80th birthday, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until you, or your joint owner, reach age 80, plus any subsequent purchase payments, less any subsequent withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest of the values of the contract resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

DEATH BENEFIT OPTION C:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your, or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

DEATH BENEFIT OPTION D:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until the date of death; or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until you, or your joint owner, reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches 80, plus any purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

DEATH BENEFIT OPTION E:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest contract value on any contract anniversary prior to your, or your joint owner's death; plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest contract value on any prior contract anniversary on or before your, or your joint owner's 80th birthday; plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) you made after that contract anniversary.

CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may be able to choose any available optional death benefit under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). See "Federal Income Tax Status."

Payment under an annuity option may only be elected during the 60 day period beginning with the date MetLife Investors receives proof of death. If MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

DEATH OF ANNUITANT

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

Controlled Payout

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9.  FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

         o    made on or after the taxpayer reaches age 591/2;

         o    made on or after the death of an owner;

         o    attributable to the taxpayer's becoming disabled;

         o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

         o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2003, $3,000 plus, for owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS conceivably may take the position that use of an optional death benefit rider adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $8,000 for 2003 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 591/2 are subject to a 10% penalty tax, which is increased to 15% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

SECTION 457(b) PLANS. A 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, hardship distributions or certain taxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

FOREIGN TAX CREDITS.

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

OTHER INFORMATION

MetLife Investors

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. We changed our name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

MetLife Investors has established a separate account, MetLife Investors Variable Annuity Account One (formerly, Cova Variable Annuity Account One) (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.5% of purchase payments but, under certain circumstances, may be paid an additional 0.5% commission. Broker-dealers may also be paid trail commissions. Non-cash compensation may also be paid to broker dealers in forms such as expenses for conference trips, awards, prizes, and gifts as permitted by applicable regulatory requirements. Sometimes, MetLife Investors enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

OWNERSHIP

OWNER. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

JOINT OWNER. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

The consolidated financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the Statement of Additional Information.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Company

Experts

Custodian

Legal Opinions

Distribution

Calculation of Performance Information

Annuity Provisions

Tax Status of the Contracts

Financial Statements

APPENDIX A

CONDENSED FINANCIAL INFORMATION
ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                        Year or       Year or       Year or       Year or       Year or        Year or       Year or
                        Period        Period        Period        Period        Period         Period        Period
                        Ended         Ended         Ended         Ended         Ended          Ended         Ended
                        12/31/02      12/31/01      12/31/00      12/31/99      12/31/98       12/31/97      12/31/96
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. Capital Appreciation Sub-Account
Beginning of Period         $11.18        $14.75        $16.79        $11.77        $10.00
End of Period                 8.34        $11.18        $14.75        $16.79        $11.77
Number of Accum. Units
  Outstanding            3,126,907     3,737,754     3,126,329       901,235       183,488

AIM V.I. International Growth Sub-Account
Beginning of Period          $9.55        $12.64        $17.42        $11.39        $10.00
End of Period                 7.94         $9.55        $12.64        $17.42        $11.39
Number of Accum. Units
  Outstanding              568,165       664,625       604,303       277,998       204,072

AIM V.I. Premier Equity Sub-Account
Beginning of Period         $12.15        $14.08        $16.73        $13.06        $10.00
End of Period                 8.36        $12.15        $14.08        $16.73        $13.06
Number of Accum. Units
  Outstanding            5,277,324     6,321,722     5,573,084     2,544,761       521,890

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein Premier Growth Sub-Account (Class A)
(formerly Premier Growth Sub-Account)
Beginning of Period         $12.79        $15.67        $19.04        $14.60        $10.00
End of Period                 8.75        $12.79        $15.67        $19.04        $14.60
Number of Accum. Units
  Outstanding            3,763,649     4,644,437     3,937,242     2,065,459       667,854

AllianceBernstein Real Estate Investment Sub-Account (Class A)
Beginning of Period         $10.20         $9.34         $7.47         $7.99        $10.00
End of Period                10.32        $10.20         $9.34         $7.47         $7.99
Number of Accum. Units
  Outstanding            1,012,013     1,096,694       941,017       475,475       191,411

FIDELITY VARIABLE INSURANCE PRODUCTS (Initial Class)

VIP Contrafund Sub-Account
Beginning of Period         $12.06        $13.93        $15.14        $12.36        $10.00
End of Period                10.78        $12.06        $13.93        $15.14        $12.36
Number of Accum. Units
  Outstanding              266,313       295,900       279,709       119,923        32,354

VIP Equity-Income Sub-Account
Beginning of Period         $11.16        $11.91        $11.14        $10.63        $10.00
End of Period                 9.14        $11.16        $11.91        $11.14        $10.63
Number of Accum. Units
  Outstanding              182,656       207,842       166,995       110,182        24,132

VIP Growth Sub-Account
Beginning of Period         $12.63        $15.56        $17.72        $13.08        $10.00
End of Period                 8.71        $12.63        $15.56        $17.72        $13.08
Number of Accum. Units
  Outstanding              252,608       295,355       232,002       103,240         6,748

VIP Growth & Income Sub-Account
Beginning of Period         $11.23        $12.49        $13.14        $12.20        $10.00
End of Period                 9.24        $11.23        $12.49        $13.14        $12.20
Number of Accum. Units
  Outstanding              215,072       237,682       262,946       188,911        69,833

VIP Growth Opportunities Sub-Account
Beginning of Period          $8.33         $9.87        $12.07        $11.74        $10.00
End of Period                 6.42         $8.33         $9.87        $12.07        $11.74
Number of Accum. Units
  Outstanding               74,740        96,742        97,533        60,394         9,523




FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Large Cap Growth Securities Sub-Account
Beginning of Period         $13.32        $15.23        $14.67        $10.00
End of Period                10.12        $13.32        $15.23        $14.67
Number of Accum. Units
  Outstanding              445,943       505,404        95,144        69,488

Franklin Small Cap Sub-Account
Beginning of Period         $12.22        $14.58        $17.68        $10.00
End of Period                 8.61        $12.22        $14.58        $17.68
Number of Accum. Units
  Outstanding              426,059       405,503       338,504        55,398

Templeton Global Income Securities Sub-Account
Beginning of Period         $10.17        $10.05        $ 9.68        $10.00
End of Period                12.17        $10.17        $10.05         $9.68
Number of Accum. Units
  Outstanding               90,150        92,996        84,168        33,720

Mutual Shares Securities Sub-Account
Beginning of Period         $12.26        $11.58        $10.41         $9.63        $10.00
End of Period                10.69        $12.26        $11.58        $10.41          9.63
Number of Accum. Units
  Outstanding              874,411     1,022,355       709,561       247,806       106,035

Templeton Foreign Securities Sub-Account
Beginning of Period          $8.93        $10.75        $11.15         $9.14        $10.00
End of Period                 7.19         $8.93        $10.75        $11.15          9.14
Number of Accum. Units
  Outstanding            1,451,378     1,553,542     1,393,831       826,137       164,775

Templeton Growth Securities Sub-Account
Beginning of Period         $12.99        $13.30        $12.56        $10.00
End of Period                10.46        $12.99        $13.30        $12.56
Number of Accum. Units
  Outstanding              224,785       249,434       204,140        42,835

Templeton Developing Markets Securities Sub-Account
Beginning of Period          $6.99         $7.71        $11.46         $7.55        $10.00
End of Period                 6.89         $6.99         $7.71        $11.46          7.55
Number of Accum. Units
  Outstanding              843,855       976,427       697,304       304,489        89,960

GENERAL AMERICAN CAPITAL COMPANY
Money Market Sub-Account
Beginning of Period         $12.41        $12.10        $11.53        $11.11        $10.67        $10.23        $10.00
End of Period                12.44        $12.41        $12.10        $11.53        $11.11        $10.67        $10.23
Number of Accum. Units
  Outstanding            2,887,332     2,923,506     2,265,284     3,709,173     1,473,737       311,051        34,964

MET INVESTORS SERIES TRUST (1) (Class A)

Lord Abbett Bond Debenture Sub-Account
Beginning of Period         $14.00        $13.68        $13.77        $13.50        $12.88        $11.29        $10.00
End of Period                13.76        $14.00        $13.68        $13.77        $13.50        $12.88        $11.29
Number of Accum. Units
  Outstanding            9,082,056     9,987,877    10,379,151    11,413,993     8,184,894     3,945,097       659,663

Lord Abbett Mid-Cap Value Sub-Account
Beginning of Period         $17.48        $16.40        $10.88        $10.44        $10.47        $10.00
End of Period                15.63        $17.48        $16.40        $10.88        $10.44        $10.47
Number of Accum. Units
  Outstanding            4,352,632     3,949,594     3,377,783     2,528,900     1,642,553       194,386

Large Cap Research Sub-Account
Beginning of Period                                     $14.64        $11.83         $9.90        $10.00
End of Period                                           $16.25        $14.64        $11.83        $ 9.90
Number of Accum. Units
  Outstanding                                        2,796,457     2,260,424     1,094,920       124,559

Lord Abbett Developing Growth Sub-Account
Beginning of Period         $10.63        $11.57        $14.45        $11.07        $10.53        $10.00
End of Period                 7.44        $10.63        $11.57        $14.45         11.07        $10.53
Number of Accum. Units
  Outstanding            2,431,192     3,007,893     3,364,546     2,153,899     1,342,201       148,658

Lord Abbett Growth and Income Sub-Account
Beginning of Period         $41.48        $44.62        $39.46        $35.90
End of Period                33.56        $41.48        $44.62        $39.46
Number of Accum. Units
  Outstanding           17,487,100    19,653,991    19,739,469    21,128,621




Lord Abbett Growth Opportunities Sub-Account
Beginning of Period          $8.83         $9.64
End of Period                 6.60         $8.83
Number of Accum. Units
  Outstanding              254,179        85,446

J.P. Morgan Select Equity Sub-Account
Beginning of Period         $15.75        $17.00        $18.38        $16.99        $14.05        $10.84        $10.08
End of Period                11.55        $15.75        $17.00        $18.38        $16.99        $14.05        $10.84
Number of Accum. Units
  Outstanding            8,484,458    10,844,584    12,047,555    12,271,286    10,544,818     6,903,606     2,044,523

J.P. Morgan Small Cap Stock Sub-Account
Beginning of Period         $14.28        $15.82        $17.93        $12.58        $13.49        $11.31        $10.51
End of Period                11.12        $14.28        $15.82        $17.93        $12.58        $13.49        $11.31
Number of Accum. Units
  Outstanding            3,725,339     4,744,773     5,473,303     5,435,852     5,532,610     3,940,243     1,237,405

J.P. Morgan International Equity Sub-Account
Beginning of Period         $10.54        $13.41        $16.33        $12.89        $11.46        $10.97        $10.21
End of Period                8.69        $10.54        $13.41        $16.33        $12.89        $11.46        $10.97
Number of Accum. Units
  Outstanding            5,234,918     6,798,044     7,802,123     7,578,951     7,309,325     5,440,592     1,306,892

J.P. Morgan Quality Bond Sub-Account
Beginning of Period         $13.41        $12.71        $11.57        $11.91        $11.16        $10.37         $9.90
End of Period                14.41        $13.41        $12.71        $11.57        $11.91        $11.16        $10.37
Number of Accum. Units
  Outstanding            6,096,575     6,655,731     6,709,012     7,608,610     3,323,343     1,433,081       508,830

J.P. Morgan Enhanced Index Sub-Account
Beginning of Period         $17.18        $19.66        $22.55        $19.43        $14.89        $11.33        $10.00
End of Period                12.71        $17.18        $19.66        $22.55        $19.43        $14.89        $11.33
Number of Accum. Units
  Outstanding            7,712,034     9,604,542    10,667,988    10,050,149     4,178,035     1,473,929     1,389,606

Firstar Balanced Sub-Account (2)
Beginning of Period                                     $12.43        $11.77        $10.53        $10.00
End of Period                                           $12.47        $12.43        $11.77        $10.53
Number of Accum. Units
  Outstanding                                          665,772       678,937       286,511        38,079

Firstar Equity Income Sub-Account (2)
Beginning of Period                                     $12.20        $12.07        $11.19        $10.00
End of Period                                           $13.80        $12.20        $12.07        $11.19
Number of Accum. Units
  Outstanding                                          435,002       467,721       286,953        49,725

Firstar Growth & Income Equity Sub-Account (2)
Beginning of Period                                     $13.97        $12.19        $10.76        $10.00
End of Period                                           $13.00        $13.97        $12.19        $10.76
Number of Accum. Units
  Outstanding                                        1,054,184     1,072,066       641,789       121,673

METROPOLITAN SERIES FUND, INC.

Putnam International Stock Sub-Account
Beginning of Period          $7.37         $9.41        $10.00
End of Period                 5.99         $7.37         $9.41
Number of Accum. Units
  Outstanding               44,695        54,113        21,346

Putnam Large Cap Growth Sub-Account
Beginning of Period          $5.01         $7.34        $10.00
End of Period                 3.51         $5.01         $7.34
Number of Accum. Units
  Outstanding               85,734       109,052        22,721

MFS(R) VARIABLE INSURANCE TRUST (Initial Class):

MFS(R) Emerging Growth Sub-Account
Beginning of Period         $11.99        $18.28        $23.06        $13.23        $10.00
End of Period                 7.83        $11.99        $18.28        $23.06        $13.23
Number of Accum. Units
  Outstanding            1,337,953     1,651,487

MFS(R) Research Sub-Account
Beginning of Period         $10.85        $13.97        $14.89        $12.17        $10.00
End of Period                 8.07        $10.85        $13.97        $14.89        $12.17
Number of Accum. Units
  Outstanding            1,234,964     1,538,541     1,487,387     1,098,586       464,786

MFS(R) Investors Trust Sub-Account
Beginning of Period         $10.36        $12.50        $12.70        $12.07        $10.00
End of Period                 8.07        $10.36        $12.50        $12.70        $12.07
Number of Accum. Units
  Outstanding            2,271,135     2,514,762     2,041,279     1,373,014       581,434




MFS(R) High Income Sub-Account
Beginning of Period          $9.57         $9.51        $10.33         $9.85        $10.00
End of Period                 9.68         $9.57        $ 9.51        $10.33        $ 9.85
Number of Accum. Units
  Outstanding              853,177       780,005       546,225       437,876       219,209

MFS(R) Strategic Income Sub-Account
Beginning of Period         $10.96        $10.61        $10.26        $10.67        $10.00
End of Period                11.72        $10.96        $10.61        $10.26        $10.67
Number of Accum. Units
  Outstanding              141,790        20,273        14,766         7,473         2,082

MFS(R) Bond Sub-Account
Beginning of Period         $11.76        $10.97        $10.18        $10.49        $10.00
End of Period                12.63        $11.76        $10.97        $10.18        $10.49
Number of Accum. Units
  Outstanding              100,188       147,949       148,025        21,525        16,538

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer High Income Fund/VA Sub-Account
Beginning of Period          $9.71         $9.66        $10.17         $9.89        $10.00
End of Period                 9.35         $9.71         $9.66        $10.17         $9.89
Number of Accum. Units
  Outstanding              272,760       298,630       294,225       238,266        78,513

Oppenheimer Bond Fund/VA Sub-Account
Beginning of Period         $11.37        $10.70        $10.23        $10.53        $10.00
End of Period                12.23        $11.37        $10.70        $10.23        $10.53
Number of Accum. Units
  Outstanding            1,151,840     1,161,929     1,183,359     1,030,539       401,990

Oppenheimer Capital Appreciation Fund/VA Sub-Account
Beginning of Period         $14.49        $16.81        $17.09        $12.23        $10.00
End of Period                10.45        $14.49        $16.81        $17.09        $12.23
Number of Accum. Units
  Outstanding              643,117       772,904       721,879       436,692        97,161

Oppenheimer Main Street Growth & Income Fund/VA Sub-Account
Beginning of Period          $9.88        $11.15        $12.39        $10.33        $10.00
End of Period                 7.91         $9.88        $11.15        $12.39        $10.33
Number of Accum. Units
  Outstanding            1,030,883     1,357,695     1,218,285       618,771       284,830

Oppenheimer Strategic Bond Fund/VA Sub-Account
Beginning of Period         $10.77        $10.42        $10.29        $10.15        $10.00
End of Period                11.41        $10.77        $10.42        $10.29        $10.15
Number of Accum. Units
  Outstanding              299,605       338,891       364,302       306,527       107,869

SCUDDER VARIABLE SERIES II

SVS Dreman Small Cap Value Sub-Account
Beginning of Period         $10.58         $9.10         $8.87         $8.75        $10.00
End of Period                 9.25        $10.58         $9.10         $8.87         $8.75
Number of Accum. Units
  Outstanding              495,020       524,101       518,884       496,083       245,092

Scudder Government Securities Sub-Account
Beginning of Period         $12.24        $11.47        $10.48        $10.56        $10.00
End of Period                13.04        $12.24        $11.47        $10.48        $10.56
Number of Accum. Units
  Outstanding              260,901       227,714       201,531       218,804        59,712

Scudder Small Cap Growth Sub-Account
Beginning of Period          $9.58        $13.64        $15.49        $11.68        $10.00
End of Period                 6.29         $9.58        $13.64        $15.49        $11.68
Number of Accum. Units
  Outstanding              236,462       262,419       249,067       113,560        76,492

SVS Dreman High Return Equity Sub-Account
Beginning of Period         $11.86        $11.83         $9.19        $10.49        $10.00
End of Period                 9.58        $11.86        $11.83         $9.19        $10.49
Number of Accum. Units
  Outstanding               26,662        11,398        11,685        18,808         9,223

DISCONTINUED INVESTMENT PORTFOLIOS. Certain portfolios for certain products are no longer available for allocations of new purchase payments or transfers of contract value (excluding rebalancing and dollar cost averaging programs in existence at the time of termination). Accumulation unit values for these portfolios are shown above.

                                   APPENDIX B

                       PARTICIPATING INVESTMENT PORTFOLIOS

Part 1.  INVESTMENT OBJECTIVES AND STRATEGIES

Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (SERIES 1)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios.
A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series 1 portfolios are available under the contract:

AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.

AIM V.I.  International  Growth Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

AIM V.I. Premier Equity Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class A portfolios are available under the contract:

AllianceBernstein Premier Growth Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

AllianceBernstein Real Estate Investment Portfolio

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Initial Class portfolios are available under the contract:

     VIP CONTRAFUND  PORTFOLIO

Investment Objective: The Contrafund Portfolio seeks long-term capital appreciation.

     VIP EQUITY-INCOME PORTFOLIO

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

     VIP GROWTH PORTFOLIO

Investment Objective: The Growth Portfolio seeks to achieve capital appreciation.

     VIP GROWTH & INCOME PORTFOLIO

Investment Objective: The Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

     VIP GROWTH OPPORTUNITIES PORTFOLIO

Investment Objective: The Growth Opportunities Portfolio seeks to provide capital growth.

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IA)

First American Insurance Portfolios, Inc. is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc., serves as the investment adviser for twelve of its portfolios including the following Class IA portfolio is available under the contract:

  Equity Income Portfolio

Investment Objective: The Portfolio's investment objective is long-term growth of capital and income. The Portfolio invests primarily (at least 80% of its total assets) in equity securities of companies that the investment adviser believes are characterized by the ability to pay above average dividends and to finance expected growth and by strong management.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each Fund has two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund; Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund; and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the contract:

Franklin Small Cap Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies.

Mutual Shares Securities Fund

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.

Templeton Foreign Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Templeton Growth Securities Fund

Investment Objective and Principal Investments: The Templeton Growth Securities Fund seeks long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

MET INVESTORS SERIES TRUST (CLASS A OR CLASS B (AS NOTED))

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class A or Class B (as noted) portfolios are available under the contract:

J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

Lord Abbett America's Value Portfolio (Class B)

Investment Objective: The Lord Abbett America's Value Portfolio seeks current income and capital appreciation.

Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income  Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett  Growth  Opportunities  Portfolio

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

Lord Abbett  Mid-Cap Value  Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) Research International Portfolio

Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

Met/Putnam Capital Opportunities Portfolio

Investment Objective: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.


METROPOLITAN SERIES FUND, INC. (CLASS A OR CLASS B (AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class A or Class B (as noted) portfolios are available under the contract:

Capital Guardian U.S. Equity Portfolio

Investment Objective: The investment objective of the Capital Guardian U.S. Equity Series is long-term growth of capital. Under normal circumstances, the Series invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations greater than $1 billion at the time of purchase.

Davis Venture Value Portfolio

Investment Objective: The investment objective of the Davis Venture Value Series is growth of capital.

MFS(R) Total Return Portfolio

Investment Objective: The MFS(R) Total Return Series seeks a favorable total return through investment in a diversified portfolio.

Putnam International Stock Portfolio (Class B)

Investment Objective: The Putnam International Stock Portfolio seeks long-term growth of capital. The portfolio normally invests mostly in the common stocks of companies outside the United States.

Met/Putnam Voyager Fund (Class B)

Investment Objective: The Putnam Large Cap Growth Portfolio seeks capital appreciation. The portfolio normally invests in the common stocks of U.S. companies, with a focus on growth stocks.

State Street Research Money Market Portfolio

Investment Objective: The State Street Research Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

MFS(R) Bond Series

Investment Objective: The Series' investment objective is primarily to provide as high a level of current income as is believed to be consistent with prudent risk. The Series invests, under normal market conditions, at least 65% of its net assets in the following fixed income securities: corporate bonds, U.S. government securities, and mortgage-backed and asset backed securities.

MFS(R) Emerging Growth Series

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of emerging growth companies.

MFS(R) High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

MFS(R) Investors Trust Series

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS(R) Research Series

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

MFS(R) Strategic Income Series

Investment Objective: The Series' investment objective is to provide high income and secondly to provide significant capital appreciation. The Series invests primarily in U.S. and foreign government securities.

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

Oppenheimer Bond Fund/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.

Oppenheimer Capital Appreciation Fund/VA

Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies.

Oppenheimer High Income Fund/VA

Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed income securities.

Oppenheimer Main Street Fund/VA

Investment Objective: The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Oppenheimer Strategic Bond Fund/VA

Investment Objective: The Fund seeks a high level of current income principally derived from interest on debt securities.

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

Putnam VT Equity Income Fund

Investment Objective: The Fund seeks current income. Capital growth is a secondary objective when consistent with seeking current income.

Putnam VT Growth and Income Fund (Class 1b)

Investment Objective: The Fund seeks capital growth and current income. The Fund seeks its goals by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

SCUDDER VARIABLE SERIES II

Scudder Variable Series II is a mutual fund with multiple portfolios. Deutsche Investment Management Americas Inc. is the investment adviser for the SVS Dreman High Return Equity Portfolio. Dreman Value Management, Inc. is the subadvisor for the SVS Dreman High Return Equity Portfolio. The following portfolio is available under the contract:

SVS Dreman High Return Equity Portfolio

Investment Objective: The SVS Dreman High Return Equity Portfolio seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The Portfolio focuses on stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index (as of December 31, 2001, the S&P 500 Index had a median market capitalization of $8.4 billion) and that the portfolio manager believes are undervalued.

Part 2.  PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:

MET INVESTORS SERIES TRUST (CLASS A or CLASS B (as noted))

   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett America's Value Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio
   Met/Putnam Capital Opportunities Portfolio


METROPOLITAN SERIES FUND, INC. (CLASS A or CLASS B (as noted))

   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio
   MFS(R) Total Return Portfolio
   Putnam International Stock Fund (Class B)
   Met/Putnam Voyager Portfolio (Class B)
   State Street Research Money Market Series

PUTNAM VARIABLE TRUST (CLASS IB)

   Putnam VT Equity Income Fund
   Putnam VT Growth and Income Fund

If you purchased the FIRSTAR SUMMIT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (SERIES 1)

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Premier Equity

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IA)

   Equity Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

   J.P. Morgan Quality Bond Portfolio
   Lord Abbett Bond Debenture Portfolio
   MFS(R) Research International Portfolio
   Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A or CLASS B (AS NOTED))

   Putnam International Stock Portfolio (Class B)
   Met/Putnam Voyager Fund (Class B)
   State Street Research Money Market Portfolio

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)

   MFS(R) Bond Series
   MFS(R) High Income Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA

If you purchased a PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (SERIES 1)

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Premier Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)

   AllianceBernstein Premier Growth Portfolio
   AllianceBernstein Real Estate Investment Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   VIP Contrafund Portfolio
   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP Growth & Income Portfolio
   VIP Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Franklin Small Cap Fund
   Mutual Shares Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   Met/Putnam Capital Opportunities Portfolio
   MFS(R) Research International Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

   State Street Research Money Market Portfolio.

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)

   MFS(R) Emerging Growth Series
   MFS(R) High Income Series
   MFS(R) Investors Trust Series
   MFS(R) Research Series
   MFS(R) Strategic Income Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Fund/VA)
   Oppenheimer Strategic Bond Fund/VA

If you purchased a DESTINY SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (SERIES 1)

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Premier Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)

   AllianceBernstein Premier Growth Portfolio
   AllianceBernstein Real Estate Investment Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   VIP Contrafund Portfolio
   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP Growth & Income Portfolio
   VIP Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   Met/Putnam Capital Opportunities Portfolio
   MFS(R) Research International Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

   State Street Research Money Market Portfolio

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)

   MFS(R) Bond Series
   MFS(R) Emerging Growth Series
   MFS(R) High Income Series
   MFS(R) Investors Trust Series
   MFS(R) Research Series
   MFS(R) Strategic Income Series

SCUDDER VARIABLE SERIES II

   SVS Dreman High Return Equity Portfolio

If you purchased a PREVAIL VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (SERIES 1)

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Premier Equity Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (INITIAL CLASS)

   VIP Contrafund Portfolio
   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP Growth & Income Portfolio
   VIP Growth Opportunities Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   Met/Putnam Capital Opportunities Portfolio
   MFS(R) Research International Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

   State Street Research Money Market Series

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)

   MFS(R) Emerging Growth Series
   MFS(R) High Income Series
   MFS(R) Investors Trust Series
   MFS(R) Research Series
   MFS(R) Strategic Income Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Fund/VA
   Oppenheimer Strategic Bond Fund/VA

Please send me, at no charge, the Statement of Additional Information dated May 1, 2003, for the Annuity Contract issued by MetLife Investors.

               (Please print or type and fill in all information)

Name______________________________________________________
Address___________________________________________________
City, State and Zip_______________________________________